SCHEDULE OF REMAINING DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Fair value of warrants issued		$ 12,304,724
Total	$ 15,254,287	10,483,371
Convertible Note Payable [Member]
Fair value of conversion option on convertible note payable	305,073	534,898
Series C Preferred Stock [Member]
Fair value of warrants issued	$ 14,949,214	$ 9,948,473